NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communications - 0.9%
Telecommunications - 0.9%
PLDT, Inc. - ADR	22,146	$ 468,167

Consumer Discretionary - 3.3%
Consumer Services - 2.1%
Stride, Inc. (a)	25,546	1,032,314

E-Commerce Discretionary - 0.5%
Etsy, Inc. (a)	2,861	231,884

Home & Office Products - 0.7%
Steelcase, Inc. - Class A	58,008	376,472

Consumer Staples - 3.4%
Food - 3.4%
Danone S.A. - ADR	122,054	1,450,002
Hain Celestial Group, Inc. (The) (a)	18,057	220,476
		1,670,478
Energy - 14.6%
Renewable Energy - 14.6%
Ameresco, Inc. - Class A (a)	9,674	416,756
Brookfield Renewable Corporation - Class A	31,019	1,041,618
First Solar, Inc. (a)	9,531	1,934,412
Maxeon Solar Technologies Ltd. (a)	19,551	543,322
SolarEdge Technologies, Inc. (a)	3,278	933,673
SunPower Corporation (a)	42,811	453,796
Sunrun, Inc. (a)	23,339	411,700
TPI Composites, Inc. (a)	52,936	564,298
Vestas Wind Systems A/S - ADR (a)	94,692	897,680
		6,155,637

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Financials - 3.1%
Asset Management - 1.4%
Sanlam Ltd. - ADR	127,744	$ 677,043

Banking - 1.7%
Amalgamated Financial Corporation	59,104	840,459

Health Care - 16.3%
Biotech & Pharma - 11.5%
Daiichi Sankyo Company Ltd. - ADR	27,534	894,855
Gilead Sciences, Inc.	21,152	1,627,435
Moderna, Inc. (a)	7,163	914,787
Organon & Company	25,907	502,337
Vertex Pharmaceuticals, Inc. (a)	5,423	1,754,720
		5,694,134
Medical Equipment & Devices - 4.8%
Hologic, Inc. (a)	15,798	1,246,304
Thermo Fisher Scientific, Inc.	2,209	1,123,188
		2,369,492
Industrials - 15.8%
Commercial Support Services - 3.7%
AMN Healthcare Services, Inc. (a)	12,508	1,187,759
Schnitzer Steel Industries, Inc. - Class A	23,929	658,287
		1,846,046
Electrical Equipment - 2.6%
Schneider Electric SE - ADR	36,930	1,272,239

Engineering & Construction - 6.6%
AECOM	19,854	1,549,605
Stantec, Inc.	29,598	1,711,652
		3,261,257
Machinery - 2.9%
Mueller Water Products, Inc. - Series A	36,978	506,599
Xylem, Inc.	8,942	895,988
		1,402,587

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Materials - 6.5%
Chemicals - 1.4%
Chr. Hansen Holding A/S - ADR	37,861	$ 685,663

Construction Materials - 2.1%
Carlisle Companies, Inc.	4,771	1,013,551

Containers & Packaging - 1.3%
Brambles Ltd. - ADR	36,831	652,461

Forestry, Paper & Wood Products - 1.7%
Sylvamo Corporation	10,115	398,733
UPM-Kymmene Oyj - ADR	14,399	432,690
		831,423
Real Estate - 6.6%
Real Estate Owners & Developers - 0.8%
City Developments Ltd. - ADR	77,358	387,563

REITs - 5.8%
Digital Realty Trust, Inc.	8,942	916,197
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,646	768,161
Iron Mountain, Inc.	22,313	1,191,960
		2,876,318
Technology - 24.2%
Semiconductors - 7.2%
Infineon Technologies AG - ADR	30,725	1,139,897
STMicroelectronics N.V.	22,895	994,559
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	14,353	1,415,062
		3,549,518
Software - 9.1%
Autodesk, Inc. (a)	2,171	432,876
Fortinet, Inc. (a)	21,183	1,447,434
Palo Alto Networks, Inc. (a)	7,122	1,519,764
Splunk, Inc. (a)	11,186	1,110,658
		4,510,732

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Technology - 24.2% (Continued)
Technology Hardware - 2.3%
Apple, Inc.	6,276	$ 1,112,421

Technology Services - 5.6%
International Business Machines Corporation	13,244	1,703,046
Wolters Kluwer N.V. - ADR	8,986	1,036,176
		2,739,222
Utilities - 1.1%
Gas & Water Utilities - 1.1%
California Water Service Group	9,843	560,165

Total Common Stocks (Cost $48,250,503)		$ 47,258,864

MONEY MARKET FUNDS - 3.9%	Shares	Value
First American Government Obligations Fund - Class X, 4.97% (b) (Cost $1,929,419)	1,929,419	$ 1,929,419

Investments at Value - 99.7% (Cost $50,179,922)		$ 49,188,283

Other Assets in Excess of Liabilities - 0.3%		136,102

Net Assets - 100.0%		$ 49,324,385

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.